Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Oct. 12, 2018
Registrant Name	dei_EntityRegistrantName	USAA ETF TRUST
CIK	dei_EntityCentralIndexKey	0001573099
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	May 07, 2018
Effective Date	dei_DocumentEffectiveDate	May 07, 2018
Prospectus Date	rr_ProspectusDate	Oct. 13, 2017
USAA Core Intermediate-Term Bond ETF | None or same as Fund Name
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UITB